Financial risk management - Hedging activities (Details) $ in Thousands	Dec. 31, 2024 USD ($) $ / £	Jun. 30, 2024 USD ($) $ / £	Dec. 31, 2023 USD ($) $ / £
Financial risk management activities
Closing exchange rate | $ / £	1.2540	1.2643	1.2746
US dollar
Financial risk management activities
Net debt	$ 631,900	$ 640,500	$ 616,800
Hedged future USD revenues	(331,000)	(172,500)	(253,600)
Unhedged USD borrowings	300,900	468,000	363,200
Borrowings | US dollar
Financial risk management activities
Net debt	650,000	650,000	650,000
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (18,100)	$ (9,500)	$ (33,200)